Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Popular, Inc. Puerto Rico Savings and Investment Plan EIN: 66-0667416 Plan Number: 006 Schedule H, Line 4i - Schedule of Assets (Held at End of Year) December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	American Balanced Fd-R6	Mutual Fund 1,636,422 shares	**	$61,382,185
	Dodge & Cox Income Fund	Mutual Fund 1,271,836 shares	**	16,355,816
	Franklin U.S. Government Securities	Mutual Fund 801,434 shares	**	4,159,441
	Impax Funds Series Trust I	Mutual Fund 4,833 shares	**	129,682
	JP Morgan Mid Cap Value Fund	Mutual Fund 827,385 shares	**	26,377,041
	Legg Mason Bw Global Op Bd-Is	Mutual Fund 168,053 shares	**	1,499,031
	Massmutual Premier Small Cap Opp	Mutual Fund 689,871 shares	**	12,114,142
	Mfs Value Fund-R6	Mutual Fund 612,555 shares	**	30,572,606
	Pioneer Large Cap Growth R1 Port	Mutual Fund 977,398 shares	**	38,634,309
	Principal Diversified International Fund	Mutual Fund 843,081 shares	**	14,189,058
	Principal Lifetime 2015 Selt	Mutual Fund 32,955 shares	**	270,227
	Principal Lifetime 2020 Fund	Mutual Fund 1,924,134 shares	**	23,320,502
	Principal Lifetime 2025 Inst	Mutual Fund 604,550 shares	**	6,631,916
	Principal Lifetime 2030 Fund	Mutual Fund 5,090,773 shares	**	72,747,142
	Principal Lifetime 2035 Selt	Mutual Fund 1,630,729 shares	**	21,656,080
	Principal Lifetime 2040 Fund	Mutual Fund 5,030,703 shares	**	83,811,519
	Principal Lifetime 2045 Intl	Mutual Fund 2,152,315 shares	**	32,801,282
	Principal Lifetime 2050 Fund	Mutual Fund 4,290,315 shares	**	77,611,798
	Principal Lifetime 2055 Selt	Mutual Fund 2,276,802 shares	**	39,798,493
	Principal Lifetime 2060 Fund	Mutual Fund 1,981,427 shares	**	37,290,461
	Principal Lifetime 2065 Inst	Mutual Fund 384,389 shares	**	6,031,067
	Principal Lifetime 2070 Inst	Mutual Fund 24,914 shares	**	350,038
	Principal Lifetime Strategic Income	Mutual Fund 1,181,143 shares	**	13,689,451
	Vanguard Extended Market Index Fund	Mutual Fund 87,032 shares	**	13,805,000
	Vanguard Institutional Index Fund	Mutual Fund 197,814 shares	**	109,207,237
	Vanguard Total Bond Market Index Fund	Mutual Fund 781,014 shares	**	7,630,502
	Vanguard Total International Stock Index Fund	Mutual Fund 321,391 shares	**	13,025,966
	Total Mutual Funds		**	765,091,992
*	BPPR Bank Deposit Open Account	Open Deposit Account	**	88,881,937
*	BPPR Time Deposit Open Account	Open Deposit Account	**	284,035
	Total Interest Bearing Deposits		**	89,165,972
*	Popular, Inc.	Common Stock 1,030,753 shares	**	128,349,364
				$982,607,328

* **	Party in-interest Cost is not required to be presented for participant directed investments